Shareholder Fees	Sep. 28, 2020 USD ($)
CRA Shares Prospectus | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND | CRA Shares
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
CRA Shares Prospectus | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
Document Information [Line Items]
Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
CRA Retail Shares Prospectus | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND | Retail Shares
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
CRA Retail Shares Prospectus | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
Document Information [Line Items]
Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
CRA Institutional Shares Prospectus | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND | Institutional Shares
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
CRA Institutional Shares Prospectus | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
Document Information [Line Items]
Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
CCM Prospectus | CCM Alternative Income Fund | Institutional Shares
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none
CCM Prospectus | CCM Alternative Income Fund
Document Information [Line Items]
Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)